Mineral properties (Details Textual)	12 Months Ended			105 Months Ended			12 Months Ended
	Dec. 31, 2012 CAD	Dec. 31, 2011 CAD	Dec. 31, 2010 CAD	Dec. 31, 2012 CAD	Dec. 31, 2012 Nfu Wyoming Llc [Member] Lost Creek Property [Member] USD ($)	Dec. 31, 2012 Nfu Wyoming Llc [Member] Lost Creek Property [Member] CAD	Dec. 31, 2010 Kaycee Claims [Member] Other Us Properties [Member] CAD
Percentage of asset acquired					100.00%	100.00%
Purchase price						24,515,832
Purchased property interest					20,000,000
Write-off of mineral properties	0	0	381,252	803,336			381,252